Pay vs Performance Disclosure ZAR in Thousands	12 Months Ended
	Jun. 30, 2025 USD ($) ZAR	Jun. 30, 2024 USD ($) ZAR	Jun. 30, 2023 USD ($) ZAR
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE DISCLOSURES

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K promulgated under the Exchange Act, we are providing the following information about the relationship between executive compensation actually paid and certain financial performance of our company. Refer to the Compensation Discussion and Analysis section for further information concerning our variable pay-for-performance philosophy and how it aligns executive compensation with our performance.

Year	Summary compen- sation table total for first PEO (1)(5)	Summary compen- sation table total for second PEO (2)(4)	Compen- sation actually paid to first PEO (1) (5)	Compen- sation actually paid to second PEO (2) (5)	Average summary compen- sation table total for non- PEO NEOs (3)(6)	Average compen- sation actually paid to non- PEO NEOs (3)(7)	Value of initial fixed $100 investment based on:	Net loss $ '000	Group Adjusted EBITDA ZAR '000 (9)
							Total shareholder return(8)
2025	$609,349	$0	($1,018,451)	$0	$1,270,452	$943,940	$87	($87,504)	922,943
2024	$5,709,225	$1,244,097	$6,371,525	$1,386,802	$1,298,856	$1,347,237	$91	($17,440)	690,943
2023	N/A	$1,432,860	N/A	$833,154	$1,283,723	$925,470	$74	($35,074)	445,450

(1)	First Principal Executive Officer ("PEO") is our current Executive Chairman, Mr. Mazanderani
(2)	Second PEO was Chris Meyer. Mr. Meyer's employment terminated on February 29, 2024.
(3)

2025 comprises four NEOs: Messrs. Smith, Kola, Heilbron and Mali.

2024 comprises three NEOs: Messrs. Kola, Heilbron and Mali.

2023 comprises four NEOs: Messrs. Kola, Heilbron, Mali and Alex M.R. Smith (terminated employment March 1, 2023).

(4)	Represents the amount of total compensation reported for each PEO for each corresponding fiscal year in the "Total" column of the Summary Compensation Table for each applicable fiscal year.
(5)	Represents the amount of "compensation actually paid" to the first and second PEO's respectively, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not necessarily reflect the actual amount of compensation earned by or paid to the respective PEO during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the respective PEO's total Summary Compensation Table compensation for each year to determine the compensation actually paid:

	First PEO				Second PEO
Year	Summary compensation table total	Reported value of equity awards (a)	Equity award adjustments (b)	Compensation actually paid	Summary compensation table total	Reported value of equity awards (a)	Equity award adjustments (b)	Compensation actually paid
2025	$609,349	$0	($1,627,800)	($1,018,451)	$0	0	0	0
2024	$5,709,225	($5,480,000)	$6,142,300	$6,371,525	$1,244,097	($441,779)	$584,484	$1,386,802
2023	N/A	N/A	N/A	N/A	$1,432,860	($257,985)	($341,721)	$833,154
(a)	The grant date fair value of equity awards represents the total of the amounts reported in the "Stock Awards" and "Option Awards" columns in the Summary Compensation Table for the applicable fiscal year.

(b)	The equity award adjustments for each applicable fiscal year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable fiscal year that are outstanding and unvested as of the end of the fiscal year; (ii) the amount of change as of the end of the applicable fiscal year (from the end of the prior fiscal year) in fair value of any awards granted in prior fiscal years that are outstanding and unvested as of the end of the applicable fiscal year; (iii) for awards that are granted and vest in same applicable fiscal year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable fiscal year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; an d(v) for awards granted in prior fiscal years that are determined to fail to meet the applicable vesting conditions during the applicable fiscal year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable fiscal year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable fiscal year (there were no adjustments related to item (vi)). The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows (only applicable years presented for each respective PEO)

Year	(i) Year End Fair Value of Unvested Covered Year Equity Awards	(ii) Year over Year Change in Fair Value of Outstanding and Unvested Prior Year Equity Awards	(iii) Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	(iv) Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	(v) Awards Granted in Prior Fiscal Years that are Determined to Fail to Meet the Applicable Vesting Conditions During the Applicable Fiscal Year	Equity award adjustments
	First PEO
2025	$0	($1,803,000)	$0	$175,200	$0	($1,627,800)
2024	$6,142,300	$0	$0	$0	$0	$6,142,300

	Second PEO
2024	$469,121	$183,382	$0	$155,445	($223,464)	$584,484
2023	$203,927	($550,377)	$0	$4,729	$0	($341,721)

(6)	Represents the average of the amounts reported for our non-PEO NEOs as a group in the "Total" column of the Summary Compensation Table in each applicable fiscal year.

(7)	Represents the average amount of "compensation actually paid" to the non-PEO NEOs as a group, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not necessarily reflect the actual average amount of compensation earned by or paid to the non-PEO NEOs as a group during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total Summary Compensation Table compensation for the non-PEO NEOs as a group for each year to determine the compensation actually paid:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards (a)	Average Equity Award Adjustments (b)	Average Compensation Actually Paid to Non-PEO NEOs
2025	$1,270,452	($701,550)	$375,038	$943,940
2024	$1,298,856	($498,661)	$547,042	$1,347,237
2023	$1,283,723	($681,395)	$323,142	$925,470

(a) The grant date fair value of equity awards represents the total of the amounts reported in the "Stock Awards" and "Option Awards" columns in the Summary Compensation Table for the applicable fiscal year.

(b) The equity award adjustments for each applicable fiscal year include the addition (or subtraction, as applicable) are as discussed above in footnote (6)(b), and there were no adjustments related to item (vi) in footnote (6)(b). The amounts deducted or added in calculating the equity award adjustments for our non-PEO NEOs are as follows

Year	(i) Average Year End Fair Value of Unvested Covered Year Equity Awards	(ii) Year over Year Average Change in Fair Value of Outstanding and Unvested Prior Year Equity Awards	(iii) Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	(iv) Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	(v) Average Awards Granted in Prior Fiscal Years that are Determined to Fail to Meet the Applicable Vesting Conditions During the Applicable Fiscal Year	Average Equity award adjustments
2025	$394,525	($12,225)	$0	($7,262)	$0	$375,038
2024	$532,489	$60,656	$0	$69,660	($115,763)	$547,042
2023	$280,876	($159,394)	$341,250	($36,790)	($102,800)	$323,142

(8)	Cumulative total shareholder return ("TSR") is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between our share price at the end and the beginning of the measurement period by the Company's share price at the beginning of the measurement period.
(9)	Group Adjusted EBITDA is the most significant performance measure used to link our company's performance to compensation paid to our PEO and non-PEO NEO's. Group Adjusted EBITDA is a non-GAAP measure and is calculated as earnings (net income attributable to Lesaka) before interest, tax, depreciation and amortization ("EBITDA"), adjusted for non-operational transactions (including loss on disposal of equity-accounted investments, gain related to fair value adjustments to currency options), (earnings) loss from equity-accounted investments, stock-based compensation charges, and once-off items. Once-off items represents non-recurring expense items, including costs related to acquisitions and transactions consummated or ultimately not pursued.

Named Executive Officers, Footnote
(3)

2025 comprises four NEOs: Messrs. Smith, Kola, Heilbron and Mali.

2024 comprises three NEOs: Messrs. Kola, Heilbron and Mali.

2023 comprises four NEOs: Messrs. Kola, Heilbron, Mali and Alex M.R. Smith (terminated employment March 1, 2023).

Adjustment To PEO Compensation, Footnote
(5)	Represents the amount of "compensation actually paid" to the first and second PEO's respectively, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not necessarily reflect the actual amount of compensation earned by or paid to the respective PEO during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the respective PEO's total Summary Compensation Table compensation for each year to determine the compensation actually paid:

	First PEO				Second PEO
Year	Summary compensation table total	Reported value of equity awards (a)	Equity award adjustments (b)	Compensation actually paid	Summary compensation table total	Reported value of equity awards (a)	Equity award adjustments (b)	Compensation actually paid
2025	$609,349	$0	($1,627,800)	($1,018,451)	$0	0	0	0
2024	$5,709,225	($5,480,000)	$6,142,300	$6,371,525	$1,244,097	($441,779)	$584,484	$1,386,802
2023	N/A	N/A	N/A	N/A	$1,432,860	($257,985)	($341,721)	$833,154
(a)	The grant date fair value of equity awards represents the total of the amounts reported in the "Stock Awards" and "Option Awards" columns in the Summary Compensation Table for the applicable fiscal year.

(b)	The equity award adjustments for each applicable fiscal year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable fiscal year that are outstanding and unvested as of the end of the fiscal year; (ii) the amount of change as of the end of the applicable fiscal year (from the end of the prior fiscal year) in fair value of any awards granted in prior fiscal years that are outstanding and unvested as of the end of the applicable fiscal year; (iii) for awards that are granted and vest in same applicable fiscal year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable fiscal year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; an d(v) for awards granted in prior fiscal years that are determined to fail to meet the applicable vesting conditions during the applicable fiscal year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable fiscal year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable fiscal year (there were no adjustments related to item (vi)). The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows (only applicable years presented for each respective PEO)

Year	(i) Year End Fair Value of Unvested Covered Year Equity Awards	(ii) Year over Year Change in Fair Value of Outstanding and Unvested Prior Year Equity Awards	(iii) Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	(iv) Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	(v) Awards Granted in Prior Fiscal Years that are Determined to Fail to Meet the Applicable Vesting Conditions During the Applicable Fiscal Year	Equity award adjustments
	First PEO
2025	$0	($1,803,000)	$0	$175,200	$0	($1,627,800)
2024	$6,142,300	$0	$0	$0	$0	$6,142,300

	Second PEO
2024	$469,121	$183,382	$0	$155,445	($223,464)	$584,484
2023	$203,927	($550,377)	$0	$4,729	$0	($341,721)

Non-PEO NEO Average Total Compensation Amount	$ 1,270,452	$ 1,298,856	$ 1,283,723
Non-PEO NEO Average Compensation Actually Paid Amount	$ 943,940	1,347,237	925,470
Adjustment to Non-PEO NEO Compensation Footnote
(7)	Represents the average amount of "compensation actually paid" to the non-PEO NEOs as a group, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not necessarily reflect the actual average amount of compensation earned by or paid to the non-PEO NEOs as a group during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total Summary Compensation Table compensation for the non-PEO NEOs as a group for each year to determine the compensation actually paid:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards (a)	Average Equity Award Adjustments (b)	Average Compensation Actually Paid to Non-PEO NEOs
2025	$1,270,452	($701,550)	$375,038	$943,940
2024	$1,298,856	($498,661)	$547,042	$1,347,237
2023	$1,283,723	($681,395)	$323,142	$925,470

(a) The grant date fair value of equity awards represents the total of the amounts reported in the "Stock Awards" and "Option Awards" columns in the Summary Compensation Table for the applicable fiscal year.

(b) The equity award adjustments for each applicable fiscal year include the addition (or subtraction, as applicable) are as discussed above in footnote (6)(b), and there were no adjustments related to item (vi) in footnote (6)(b). The amounts deducted or added in calculating the equity award adjustments for our non-PEO NEOs are as follows

Year	(i) Average Year End Fair Value of Unvested Covered Year Equity Awards	(ii) Year over Year Average Change in Fair Value of Outstanding and Unvested Prior Year Equity Awards	(iii) Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	(iv) Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	(v) Average Awards Granted in Prior Fiscal Years that are Determined to Fail to Meet the Applicable Vesting Conditions During the Applicable Fiscal Year	Average Equity award adjustments
2025	$394,525	($12,225)	$0	($7,262)	$0	$375,038
2024	$532,489	$60,656	$0	$69,660	($115,763)	$547,042
2023	$280,876	($159,394)	$341,250	($36,790)	($102,800)	$323,142

(8)	Cumulative total shareholder return ("TSR") is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between our share price at the end and the beginning of the measurement period by the Company's share price at the beginning of the measurement period.
(9)	Group Adjusted EBITDA is the most significant performance measure used to link our company's performance to compensation paid to our PEO and non-PEO NEO's. Group Adjusted EBITDA is a non-GAAP measure and is calculated as earnings (net income attributable to Lesaka) before interest, tax, depreciation and amortization ("EBITDA"), adjusted for non-operational transactions (including loss on disposal of equity-accounted investments, gain related to fair value adjustments to currency options), (earnings) loss from equity-accounted investments, stock-based compensation charges, and once-off items. Once-off items represents non-recurring expense items, including costs related to acquisitions and transactions consummated or ultimately not pursued.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table

Tabular list of financial performance measures

We have adopted a cash incentive award plan for the current fiscal year which includes a number of financial and non-financial performance measures. We consider the following to be a list of our most important financial performance measures used to link compensation actually paid to our named executive officers for our fiscal 2025 company performance, as required by Item 402(v) of Regulation S-K, the following is a list of financial performance measures:

Smith	Kola	Heilbron	Mali
Group Adjusted EBITDA target	Group Adjusted EBITDA	Group Adjusted EBITDA	Group Adjusted EBITDA
Net Debt: EBITDA target	Enterprise Segment Adjusted EBITDA	Merchant Segment Adjusted EBITDA	Net Revenue
Free Cash Flow Conversion target	M&A Post Acquisition financial targets		Consumer Segment Adjusted EBITDA
Consumer Segment Adjusted EBITDA	Group Synergies
Merchant Segment Adjusted EBITDA

Total Shareholder Return Amount	$ 87	91	74
Net Income (Loss)	$ (87,504,000)	$ (17,440,000)	$ (35,074,000)
Company Selected Measure Amount | ZAR	922,943	690,943	(445,450)
Equity Awards Adjustments, Footnote

OUTSTANDING EQUITY AWARDS AT 2025 FISCAL YEAR-END (1)

The following table shows all outstanding equity awards held by our named executive officers at the end of fiscal 2025. The market value of unvested shares reflected in this table is calculated by multiplying the number of unvested shares by the per share closing price of $4.49 of our common stock on June 30, 2025, the last trading day of the fiscal year.

	Option Awards				Stock Awards
Name	Number of Securities Underlying Unexer- cised Options (#) Exercisable	Number of Securities Underlying Unexer- cised Options (#) Unexer- cisable	Option Exercise Price ($)	Option Expiration Date	Number of Shares or Units of Stock That Have Not Vested (#)	Market Value of Shares or Units of Stock That Have Not Vested ($)	Equity Incentive Plan Awards: Number of Unearned Shares, Units or Other Rights That Have Not Vested (#)	Equity Incentive Plan Awards: Market or Payout Value of Unearned Shares, Units or Other Rights That Have Not Vested ($)
Ali Mazanderani	500,000	-	$3.50	1/31/2029
	-	1,000,000	$6.00	1/31/2029
	-	1,000,000	$8.00	1/31/2029
	-	1,000,000	$11.00	1/31/2029
	-	1,000,000	$14.00	1/31/2029
Dan Smith					100,000(1)	449,000
					120,000(2)	538,800
	-	350,000	$6.00	1/31/2029
	-	250,000	$8.00	1/31/2029
	-	100,000	$8.00	1/31/2029
	-	150,000	$11.00	1/31/2029
Steven Heilbron	-	150,000	$14.00	1/31/2029
Naeem Kola					68,319(3)	306,752
					56,250(4)	252,563
					150,000(2)	673,500
Lincoln Mali					77,706(3)	348,900
					55,093(4)	247,368
					150,000(2)	673,500

(1)	These shares of restricted stock were awarded in September 2024, and one third of these shares are scheduled to vest on each of September 30, 2025, 2026 and 2027, with vesting conditioned upon continuous service through the applicable vesting date.
(2)	These shares of restricted stock were awarded in November 2024 and will vest in full subject to the satisfaction of the following conditions: (1) the price of our common stock is equal to or exceeds certain stock price levels during specific measurement periods from September 30, 2024 to September 30, 2027, and (2) the recipient is employed by us on a full-time basis when the condition in (1) is met.
(3)	These shares of restricted stock were awarded in December 2022 and will vest in full subject to the satisfaction of the following conditions: (1) the price of our common stock is equal to or exceeds certain stock price levels during specific measurement periods from December 31, 2022 to December 1, 2025, and (2) the recipient is employed by us on a full-time basis when the condition in (1) is met (the condition for full-time employment has been waived for Mr. Meyer following his resignation as of Group Chief Executive Officer).
(4)	These shares of restricted stock were awarded in October 2023 and will vest in full subject to the satisfaction of the following conditions: (1) the price of our common stock is equal to or exceeds certain stock price levels during specific measurement periods from September 20, 2024 to November 17, 2026, and (2) the recipient is employed by us on a full-time basis when the condition in (1) is met (the condition for full-time employment has been waived for Mr. Meyer following his resignation as of Group Chief Executive Officer).

Measure:: 1
Pay vs Performance Disclosure
Non-GAAP Measure Description
(9)	Group Adjusted EBITDA is the most significant performance measure used to link our company's performance to compensation paid to our PEO and non-PEO NEO's. Group Adjusted EBITDA is a non-GAAP measure and is calculated as earnings (net income attributable to Lesaka) before interest, tax, depreciation and amortization ("EBITDA"), adjusted for non-operational transactions (including loss on disposal of equity-accounted investments, gain related to fair value adjustments to currency options), (earnings) loss from equity-accounted investments, stock-based compensation charges, and once-off items. Once-off items represents non-recurring expense items, including costs related to acquisitions and transactions consummated or ultimately not pursued.

First PEO [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 609,349	$ 5,709,225
PEO Actually Paid Compensation Amount	(1,018,451)	6,371,525
Adjustment to Compensation, Amount	$ (1,627,800)	6,142,300
PEO Name	Mr. Mazanderani
First PEO [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	(5,480,000)
First PEO [Member] | Fair Value of Unvested Covered Year Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	6,142,300
First PEO [Member] | Fair Value of Outstanding and Unvested Prior Year Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,803,000)	0
First PEO [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
First PEO [Member] | Fair Value of Equity Awards Granted in Prior Years that Vested in Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	175,200	0
First PEO [Member] | Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
First PEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,627,800)	6,142,300
Second PEO [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	0	1,244,097	$ 1,432,860
PEO Actually Paid Compensation Amount	$ 0	1,386,802	833,154
Adjustment to Compensation, Amount		584,484	(341,721)
PEO Name	Chris Meyer.
Second PEO [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	(441,779)	(257,985)
Second PEO [Member] | Fair Value of Unvested Covered Year Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		469,121	203,927
Second PEO [Member] | Fair Value of Outstanding and Unvested Prior Year Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		183,382	(550,377)
Second PEO [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0
Second PEO [Member] | Fair Value of Equity Awards Granted in Prior Years that Vested in Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		155,445	4,729
Second PEO [Member] | Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(223,464)	0
Second PEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 584,484	$ (341,721)
Smith [Member] | Measure:: 1
Pay vs Performance Disclosure
Name	Group Adjusted EBITDA target
Smith [Member] | Measure:: 2
Pay vs Performance Disclosure
Name	Net Debt: EBITDA target
Smith [Member] | Measure:: 3
Pay vs Performance Disclosure
Name	Free Cash Flow Conversion target
Smith [Member] | Measure:: 4
Pay vs Performance Disclosure
Name	Consumer Segment Adjusted EBITDA
Smith [Member] | Measure:: 5
Pay vs Performance Disclosure
Name	Merchant Segment Adjusted EBITDA
Naeem E Kola [Member] | Measure:: 1
Pay vs Performance Disclosure
Name	Group Adjusted EBITDA
Naeem E Kola [Member] | Measure:: 2
Pay vs Performance Disclosure
Name	Enterprise Segment Adjusted EBITDA
Naeem E Kola [Member] | Measure:: 3
Pay vs Performance Disclosure
Name	M&A Post Acquisition financial targets
Naeem E Kola [Member] | Measure:: 4
Pay vs Performance Disclosure
Name	Group Synergies
Steven J Heilbron [Member] | Measure:: 1
Pay vs Performance Disclosure
Name	Group Adjusted EBITDA
Steven J Heilbron [Member] | Measure:: 2
Pay vs Performance Disclosure
Name	Merchant Segment Adjusted EBITDA
Lincoln C Mali [Member] | Measure:: 1
Pay vs Performance Disclosure
Name	Group Adjusted EBITDA
Lincoln C Mali [Member] | Measure:: 2
Pay vs Performance Disclosure
Name	Net Revenue
Lincoln C Mali [Member] | Measure:: 3
Pay vs Performance Disclosure
Name	Consumer Segment Adjusted EBITDA
Non-PEO NEO
Pay vs Performance Disclosure
PEO Name	Messrs. Smith, Kola, Heilbron and Mali.	Messrs. Kola, Heilbron and Mali.	Messrs. Kola, Heilbron, Mali and Alex M.R. Smith (terminated employment March 1, 2023).
Non-PEO NEO | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (701,550)	$ (498,661)	$ (681,395)
Non-PEO NEO | Fair Value of Unvested Covered Year Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	394,525	532,489	280,876
Non-PEO NEO | Fair Value of Outstanding and Unvested Prior Year Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	12,225	60,656	(159,394)
Non-PEO NEO | Fair Value as of Vesting Date of Equity Awards Granted and Vested in Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	341,250
Non-PEO NEO | Fair Value of Equity Awards Granted in Prior Years that Vested in Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,262	69,660	(36,790)
Non-PEO NEO | Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(115,763)	(102,800)
Non-PEO NEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 375,038	$ 547,042	$ 323,142